Shareholders’ Equity (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands							1 Months Ended		3 Months Ended			6 Months Ended		12 Months Ended
		Nov. 08, 2021	Aug. 03, 2021	May 07, 2020 shares	Feb. 08, 2019 CNY (¥) shares	Feb. 08, 2019 USD ($) shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 shares	Jun. 30, 2022 CNY (¥) shares	Mar. 31, 2022 shares	Mar. 31, 2021 shares	Jun. 30, 2022 CNY (¥) shares	Jun. 30, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 02, 2022 shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Jul. 31, 2018 CNY (¥)
Shareholders’ Equity (Details) [Line Items]
Convertible promissory note									¥ 4,038			¥ 4,038			$ 619
Description of SPAC transaction												Prior to the closing of the SPAC Transaction, the Company issued 533,000 Class A ordinary shares to the financial advisors and underwriter with fair value of RMB18,713 (US$ 2,868) based on share price of U$5.0 per ordinary share at the time of the transaction.	Prior to the closing of the SPAC Transaction, the Company issued 533,000 Class A ordinary shares to the financial advisors and underwriter with fair value of RMB18,713 (US$ 2,868) based on share price of U$5.0 per ordinary share at the time of the transaction.
Original shareholders, percentage												70.00%	70.00%
Fair value amount									¥ 175,000			¥ 175,000			$ 26,800
GrossProceedsAmount (in Yuan Renminbi) | ¥							¥ 664,670							¥ 664,670
Annual general meeting of shareholders description		(i) the adoption of a dual-class share structure, pursuant to which the Company’s authorized share capital shall be re-classified and re-designed into Class A ordinary shares and Class B ordinary shares, with each Class A ordinary share being entitled to one (1) vote and each Class B ordinary share being entitled to ten (10) votes at a meeting of the shareholders or on any resolution of shareholders; and (ii) the authorization to the Company to issue up to 50,000,000 Class A Preferred Shares with such designations, powers, preferences and relative, participation, optional and other rights, if any, and such qualifications, limitations and restrictions as the directors may determine among other matters. Additionally, together with the adoption of a dual-class share structure, 2,625,058 Class A ordinary shares held by Heshine Holdings Limited have been converted into 2,626,058 Class B ordinary shares.
Consideration amount (in Yuan Renminbi) | ¥												¥ 159,200
Price per share (in Dollars per share) | $ / shares													$ 5.13
Average closing price term												15 days	15 days
Fair value												¥ 127,000	$ 19,000
Expired term												Feb. 04, 2024	Feb. 04, 2024
Unit purchase option, description					the Company sold to Chardan, for $100, an option to purchase up to 375,000 Units exercisable at $11.50 per Unit (or an aggregate exercise price of $4,312,500) exercisable on the completion of the SPAC Transaction on May 7, 2020. On February 20, 2019, in connection with the underwriters’ election to exercise the over-allotment option in full, the Company issued Chardan an option to purchase up to an additional 56,250 Units exercisable at $11.50 per Unit for no additional consideration. Each Unit consists of one ordinary share, one redeemable warrant and one right (together “UPO”). The unit purchase option may be exercised for cash or on a cashless basis, at the holder’s option, and expires February 5, 2024. For the year ended December 31, 2021, 100,000 UPO have been exercised for 110,000 shares. As of June 30, 2022, the Company had UPO units exercisable for 530,000 Class A ordinary shares with weighted average life of 1.6 years and expiring on February 5, 2024.	the Company sold to Chardan, for $100, an option to purchase up to 375,000 Units exercisable at $11.50 per Unit (or an aggregate exercise price of $4,312,500) exercisable on the completion of the SPAC Transaction on May 7, 2020. On February 20, 2019, in connection with the underwriters’ election to exercise the over-allotment option in full, the Company issued Chardan an option to purchase up to an additional 56,250 Units exercisable at $11.50 per Unit for no additional consideration. Each Unit consists of one ordinary share, one redeemable warrant and one right (together “UPO”). The unit purchase option may be exercised for cash or on a cashless basis, at the holder’s option, and expires February 5, 2024. For the year ended December 31, 2021, 100,000 UPO have been exercised for 110,000 shares. As of June 30, 2022, the Company had UPO units exercisable for 530,000 Class A ordinary shares with weighted average life of 1.6 years and expiring on February 5, 2024.
Receipt of cash payament (in Dollars) | $													$ 100
Warrants exercisable, shares (in Dollars) | $													$ 1,286,000
Expected volatility												35.00%	35.00%
Risk-free interest rate												2.44%	2.44%
Expected life												five	five
Dividend declared																	¥ 104,590	$ 15,023	¥ 228,500	$ 33,200	¥ 333,090
Earn-out liability, description							the earn-out liability related to SPAC Earn-out Target 2021 and Beelive Earn-out Target 2021 were met. As a result, there was 3,540,960 earn-out shares required to be issued and the Company classified the related portion of earn-out liability in aggregated of RMB128,119 as shares to be issued in the equity of the Company. On June 2, 2022, the Company issued 3,240,960 Class A ordinary shares and 300,000 Class B ordinary shares for this achievement of earnout target.	As a result, there was 3,540,960 earn-out shares required to be issued and the Company classified the related portion of earn-out liability in aggregated of RMB200,100 as shares to be issued in the equity of the Company. On March 25, 2021, the Company issued 3,540,960 Class A ordinary shares for this achievement of earnout target.
Shares issued							3,000,000	3,000,000	3,540,960			3,540,960		3,000,000	3,540,960
Employees shares issued												1,024,792	1,024,792
Achieved performance goals descriptions												the Company agreed to issue 239,322 shares to employees who achieved performance goals, the Company has not issued the above 239,322 shares as of June 30, 2022.	the Company agreed to issue 239,322 shares to employees who achieved performance goals, the Company has not issued the above 239,322 shares as of June 30, 2022.
Equity incentive plan, description			the Employee Share Option Committee (the “ESOP Committee”) of the Company approved a resolution which appointed the Chief Executive Officer and Chief Financial Officer as Authorized Officer of ESOP Committee. The ESOP Committee approved the granting of 2,048,690 Restricted Share Units (“RSU”) under the 2021 Equity Incentive Plan. As of December 31, 2021, 2,053,783 RSU were issued and outstanding. 20,768 RSU was forfeited and 1,264,114 RSU was vested during six months ended June 30, 2022. As of June 30, 2022, 768,901 RSU were outstanding.
Common Stock [Member]
Shareholders’ Equity (Details) [Line Items]
Redemption of ordinary shares	[1]								3,540,960		3,540,960
Shares issued	[1]									3,898,511
Warrants outstanding and exercisable							6,023,700							6,023,700
Warrant [Member]
Shareholders’ Equity (Details) [Line Items]
Warrants, description												The Public Warrants became exercisable upon the completion of the SPAC Transaction on May 7, 2020 with exercise price of US$11.5 per full share. The Public Warrants will expire five years from February 5, 2019 (or February 5, 2024).	The Public Warrants became exercisable upon the completion of the SPAC Transaction on May 7, 2020 with exercise price of US$11.5 per full share. The Public Warrants will expire five years from February 5, 2019 (or February 5, 2024).
Warrants per share price (in Dollars per share) | $ / shares															$ 0.01
Ordinary per share price (in Dollars per share) | $ / shares													$ 16.5
Exercise price (in Dollars per share) | $ / shares															$ 11.5
Warrants expiration date									Feb. 04, 2024			Feb. 04, 2024			Feb. 04, 2024
Initial Public Offering [Member]
Shareholders’ Equity (Details) [Line Items]
Deferred underwriting commission					¥ 14,131	$ 2,166
Public warrants, shares														5,653,700
Private Warrants [Member]
Shareholders’ Equity (Details) [Line Items]
Private warrants, shares														370,000
Class B Ordinary Shares [Member]
Shareholders’ Equity (Details) [Line Items]
Ordinary stock, shares authorized									2,925,058			2,925,058			2,925,058
Ordinary stock, shares issued							2,625,058		2,925,058			2,925,058		2,625,058	2,925,058
Ordinary stock, shares outstanding									2,925,058			2,925,058			2,925,058
Class A Ordinary Shares [Member]
Shareholders’ Equity (Details) [Line Items]
Ordinary stock, shares issued					402,983	402,983	28,219,583		35,359,054			35,359,054		28,219,583	35,359,054		2,461,983	2,461,983
Ordinary stock, shares outstanding				2,249,350													2,461,983	2,461,983
Redemption of ordinary shares				212,633
Transaction cost shares issued												19,400,000	19,400,000
Earn-out consideration shares									3,000,000			3,000,000			3,000,000
Converted ordinary shares												63,250	63,250
Conversion price (in Dollars per share) | $ / shares													$ 5
Shares issued												3,898,511	3,898,511
Ordinary shares issued									35,359,054			35,359,054			35,359,054
Warrants exercisable, shares									3,011,850			3,011,850			3,011,850
Weighted average life												1 year 7 months 6 days	1 year 7 months 6 days
Class A Ordinary Shares [Member] | Initial Public Offering [Member]
Shareholders’ Equity (Details) [Line Items]
Converted ordinary shares												602,000	602,000
Employees [Member]
Shareholders’ Equity (Details) [Line Items]
Shares issued																1,024,792
Business Combination [Member]
Shareholders’ Equity (Details) [Line Items]
Per share price (in Dollars per share) | $ / shares															$ 2.98
BeeLive [Member]
Shareholders’ Equity (Details) [Line Items]
Total cash equivalent (in Yuan Renminbi) | ¥									¥ 175,000			¥ 175,000
BeeLive [Member] | Class A Ordinary Shares [Member]
Shareholders’ Equity (Details) [Line Items]
Ordinary stock, shares issued									3,786,719			3,786,719			3,786,719
Total cash equivalent (in Yuan Renminbi) | ¥									¥ 250,000			¥ 250,000
BeeLive [Member] | Business Combination [Member]
Shareholders’ Equity (Details) [Line Items]
Per share price (in Dollars per share) | $ / shares															$ 6.68
White Lion Capital LLC [Member] | Class A Ordinary Shares [Member]
Shareholders’ Equity (Details) [Line Items]
Ordinary stock, shares issued							108,230							108,230

[1]	Ordinary shares and share data have been retroactively restated to give effect to the reverse recapitalization.